Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
FundX Upgrader Fund | FundX Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	FUNDX
FundX Flexible Income Fund | FundX Flexible Income Fund | Investor Class
Risk/Return:
Trading Symbol	INCMX
FundX Conservative Upgrader Fund | FundX Conservative Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	RELAX
FundX Aggressive Upgrader Fund | FundX Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	HOTFX
FundX ETF Aggressive Upgrader Fund | FundX ETF Aggressive Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	UNBOX
FundX ETF Upgrader Fund | FundX ETF Upgrader Fund | Investor Class
Risk/Return:
Trading Symbol	REMIX
FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund | FundX Tactical Upgrader Fund
Risk/Return:
Trading Symbol	TACTX
FundX Tactical Total Return Fund | FundX Tactical Total Return Fund | FundX Tactical Total Return Fund
Risk/Return:
Trading Symbol	TOTLX